Fair Value - Level 3 rollforward (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		$ 1,010,025		$ 1,113,592
(Losses) gains included in net income		(82,798)		118,172
Purchases		80,126		86,764
Settlements and sales		(85,155)	[1]	(299,826)	[2]
Level 3 transfers, Net		6,354		(8,677)
Balance, end of year		928,552		1,010,025
Change in unrealized (losses) gains relating to assets held at end of year		$ (80,316)		$ 54,670
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net (loss) income		Net (loss) income
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net realized and unrealized investment (losses) gains		Net realized and unrealized investment (losses) gains
Fixed maturities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		$ 111,945		$ 154,535
(Losses) gains included in net income		(13,862)		(7,165)
Purchases		0		0
Settlements and sales		(33,406)	[1]	(35,425)	[2]
Level 3 transfers, Net		0		0
Balance, end of year		64,677		111,945
Change in unrealized (losses) gains relating to assets held at end of year		(14,108)		(8,818)
Sales		32,000		17,000
Fixed maturities | U.S. states, territories and municipalities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		95,181		120,477
(Losses) gains included in net income		(13,862)		(7,330)
Purchases		0		0
Settlements and sales		(32,572)		(17,966)
Level 3 transfers, Net		0		0
Balance, end of year		48,747		95,181
Change in unrealized (losses) gains relating to assets held at end of year		(14,108)		(8,818)
Fixed maturities | Asset-backed securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		16,764		17,528
(Losses) gains included in net income		0		0
Purchases		0		0
Settlements and sales		(834)		(764)
Level 3 transfers, Net		0		0
Balance, end of year		15,930		16,764
Change in unrealized (losses) gains relating to assets held at end of year		0		0
Fixed maturities | Corporate bonds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		0		16,530
(Losses) gains included in net income				165
Purchases				0
Settlements and sales				(16,695)
Level 3 transfers, Net				0
Balance, end of year				0
Change in unrealized (losses) gains relating to assets held at end of year				0
Short-term investments
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		0
(Losses) gains included in net income		0
Purchases		6,907
Settlements and sales		0
Level 3 transfers, Net		0
Balance, end of year		6,907		0
Change in unrealized (losses) gains relating to assets held at end of year		0
Equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	[3]	23,756		51,422
(Losses) gains included in net income		(2,721)		63,045	[3]
Purchases		2,759		4,619	[3]
Settlements and sales		(494)	[1]	(90,929)	[2],[3]
Level 3 transfers, Net		0		(4,401)	[3]
Balance, end of year		23,300		23,756	[3]
Change in unrealized (losses) gains relating to assets held at end of year		(2,908)		6,681	[3]
Sales				91,000
Equities | Energy
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		2,368		34,448
(Losses) gains included in net income		(854)		54,509
Purchases		0		6
Settlements and sales		0		(86,595)
Level 3 transfers, Net		0		0
Balance, end of year		1,514		2,368
Change in unrealized (losses) gains relating to assets held at end of year		(854)		1,326
Sales				87,000
Equities | Consumer noncyclical
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		10,081		6,886
(Losses) gains included in net income		0		7,557
Purchases		0		0
Settlements and sales		0		0
Level 3 transfers, Net		0		(4,362)
Balance, end of year		10,081		10,081
Change in unrealized (losses) gains relating to assets held at end of year		0		4,522
Equities | Insurance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		0		4,000
(Losses) gains included in net income				0
Purchases				0
Settlements and sales				(4,000)
Level 3 transfers, Net				0
Balance, end of year				0
Change in unrealized (losses) gains relating to assets held at end of year				0
Sales				4,000
Equities | Real estate
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		2,097		2,338
(Losses) gains included in net income		(283)		(241)
Purchases		0		0
Settlements and sales		0		0
Level 3 transfers, Net		0		0
Balance, end of year		1,814		2,097
Change in unrealized (losses) gains relating to assets held at end of year		(283)		(241)
Equities | Consumer cyclical
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		1,394		475
(Losses) gains included in net income		(1,366)		(916)
Purchases		0		1,835
Settlements and sales		0		0
Level 3 transfers, Net		0		0
Balance, end of year		28		1,394
Change in unrealized (losses) gains relating to assets held at end of year		(1,366)		(916)
Equities | Industrials
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		220		39
(Losses) gains included in net income		13		245
Purchases		0		309
Settlements and sales		(157)		(334)
Level 3 transfers, Net		0		(39)
Balance, end of year		76		220
Change in unrealized (losses) gains relating to assets held at end of year		(53)		99
Equities | Finance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		128		138
(Losses) gains included in net income		(8)		(10)
Purchases		0		0
Settlements and sales		0		0
Level 3 transfers, Net		0		0
Balance, end of year		120		128
Change in unrealized (losses) gains relating to assets held at end of year		(8)		(10)
Equities | Diversified
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		7,468		3,098
(Losses) gains included in net income		(223)		1,901
Purchases		2,759		2,469
Settlements and sales		(337)		0
Level 3 transfers, Net		0		0
Balance, end of year		9,667		7,468
Change in unrealized (losses) gains relating to assets held at end of year		(344)		1,901
Other invested assets
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		874,324		907,635
(Losses) gains included in net income		(66,215)		62,292
Purchases		70,460		82,145
Settlements and sales		(51,255)	[1]	(173,472)	[2]
Level 3 transfers, Net		6,354		(4,276)
Balance, end of year		833,668		874,324
Change in unrealized (losses) gains relating to assets held at end of year		(63,300)		56,807
Sales		36,000		119,000
Other invested assets | Derivatives, net
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		7,796		(862)
(Losses) gains included in net income		1,929		5,718
Purchases		5,631		3,059
Settlements and sales		(8)		(119)
Level 3 transfers, Net		0		0
Balance, end of year		15,348		7,796
Change in unrealized (losses) gains relating to assets held at end of year		996		4,018
Other invested assets | Corporate loans
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	[3]	287,527		374,556
(Losses) gains included in net income		1,443		(9,883)	[3]
Purchases		34,543		78,673	[3]
Settlements and sales		(42,589)		(151,543)	[3]
Level 3 transfers, Net		6,354		(4,276)	[3]
Balance, end of year		287,278		287,527	[3]
Change in unrealized (losses) gains relating to assets held at end of year		2,166		(6,844)	[3]
Sales		33,000
Other invested assets | Notes and loan receivables and notes securitization
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year		6,575		7,121
(Losses) gains included in net income		(594)		(71)
Purchases		0		21
Settlements and sales		(2,815)		(496)
Level 3 transfers, Net		0		0
Balance, end of year		3,166		6,575
Change in unrealized (losses) gains relating to assets held at end of year		2,301		(6,895)
Sales		3,000
Other invested assets | Fund investments
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	[3]	11,739		32,810
(Losses) gains included in net income		92		(149)	[3]
Purchases		30,286		392	[3]
Settlements and sales		(5,843)		(21,314)	[3]
Level 3 transfers, Net		0		0	[3]
Balance, end of year		36,274		11,739	[3]
Change in unrealized (losses) gains relating to assets held at end of year		322		(149)	[3]
Other invested assets | Real estate company investment
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	[3]	560,687		494,010
(Losses) gains included in net income		(69,085)		66,677	[3]
Purchases		0		0	[3]
Settlements and sales		0		0	[3]
Level 3 transfers, Net		0		0	[3]
Balance, end of year		491,602		560,687	[3]
Change in unrealized (losses) gains relating to assets held at end of year		$ (69,085)		$ 66,677	[3]

[1]	Included sales of Fixed maturities and Other invested assets of $32 million and $36 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Other invested assets included sales of corporate loans of $33 million and sales of notes and loan receivables and notes securitization of $3 million.
[2]	Included sales of Fixed maturities, Equities and Other invested assets of $17 million, $91 million and $119 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Equities included sales of $87 million in energy and $4 million in insurance. Sales of Other invested assets included sales of corporate loans.
[3]	The Level 3 reconciliation for the year ended December 31, 2021 has been recast to reflect the reclassification of certain investments within the fair value table as discussed above.